Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash and cash equivalents	$ 1,325	$ 1,881
Accounts receivable	4,398	3,543
Inventories	2,045	1,822
Deferred tax assets	206	77
Prepaid expenses and other	172	162
Total current assets	8,146	7,485
Investments	438	575
Fixed assets, net	4,236	3,742
Goodwill	1,196	1,194
Deferred tax assets	69	60
Other assets	594	618
Consolidated total assets	14,679	13,674
Current liabilities
Bank indebtedness	162	20
Accounts payable	3,961	3,496
Accrued salaries and wages	525	456
Other accrued liabilities	1,002	891
Income taxes payable	5	55
Deferred tax liabilities	44	31
Long-term debt due within one year	25	19
Total current liability	5,724	4,968
Long-term employee benefit liabilities	419	356
Long-term debt	46	47
Other long-term liabilities	207	185
Deferred tax liabilities	81	92
Total liability	6,477	5,648
Shareholders' equity
Common Shares [issued: 233,317,792; 2010 - 242,564,616]	4,373	4,500
Contributed surplus	63	56
Retained earnings	3,317	2,715
Accumulated other comprehensive income	422	752
Stockholders equity attributable to Magna International Inc	8,175	8,023
Non-controlling interest	27	3
Total stockholder's equity	8,202	8,026
Total liability and stockholders' equity	$ 14,679	$ 13,674